INCENTIVE STOCK PLANS - Narrative (Details) shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) shares
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 6.5
Weighted average period for recognition (in months)	2 years 4 months 24 days
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 0.0
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 4.4
Weighted average period for recognition (in months)	1 year 8 months 12 days
Award vesting period (in years)	3 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term (in years)	10 years
Vice Presidents And Above | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award post-vest holding period (in years)	1 year
Rayonier Incentive Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized | shares	3.0
Granted (in shares) | shares	2.0